Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Schedule Of Nature And Movement Of The Liabilities

	Civil	Labor	Tax	Total

Balance as of December 31, 2023	35,862	39,705	133,299	208,866
Additions	58,954	72,982	2	131,938
Reversals	(23,939)	(31,106)	(15,667)	(70,712)
Interest	4,770	7,656	13,827	26,253
Payments	(31,185)	(17,745)	(10,009)	(58,939)
Balance as of December 31, 2024	44,462	71,492	121,452	237,406
Additions	111,687	100,120	22,458	234,265
Reversals	(24,506)	(34,487)	(2,462)	(61,455)
Interest	8,114	8,362	24,466	40,942
Payments	(102,481)	(37,471)	(25)	(139,977)
Transfer to liabilities associated with assets held for sale (Note 1.1.2)	—	—	(96,267)	(96,267)
Balance as of December 31, 2025	37,276	108,016	69,622	214,914

Schedule of Nature of Liabilities

	December 31, 2025	December 31, 2024

Civil	58,457	64,104
Labor	10,139	2,227
Tax	320,678	95,882
Total	389,274	162,213